Finance Costs (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Costs

	March 31,	March 31,
	2018	2017
	(12 months)	(13 months)

Interest charges and other finance costs	$(1,061,588)	$(2,764,389)
Interest expense on unsecured convertible debentures	(275,140)	—
Penalty on reimbursment, loss on financing and discounted fees on debt reimbursment (note 4)	(920,429)	—
Foreign exchange loss	(189,122)	(7,757)
Finance costs	$(2,446,279)	$(2,772,146)